Other Financial Information	6 Months Ended
Jun. 30, 2017
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 14: OTHER FINANCIAL INFORMATION
The Company's 2019 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared on an equity basis as permitted by U.S. GAAP.
During the first quarter of 2017, the Company has presented revised financial information for the year ended December 31, 2016, as the intercompany receivables of the Guarantor Subsidiaries were reclassified within the condensed consolidated balance sheet. This revision was not material to the previously issued financial statements.

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the three months ended June 30, 2017
Revenue	$—	$59,238	$59,380	$—	$118,618
Administrative fee revenue from affiliates	—	5,360	—	—	5,360
Time charter, voyage and logistics business expenses	—	(36,050)	(18,028)	—	(54,078)
Direct vessel expenses	—	(12,699)	(19,084)	—	(31,783)
General and administrative expenses incurred on behalf of affiliates	—	(5,360)	—	—	(5,360)
General and administrative expenses	(1,791)	(200)	(4,117)	—	(6,108)
Depreciation and amortization	(701)	(19,011)	(6,379)	—	(26,091)
Interest expense and finance cost, net	(19,903)	(1,368)	(6,294)	—	(27,565)
Gain on debt extinguishment	—	1,715	—	—	1,715
Vessel impairment loss	—	(5,141)	—	—	(5,141)
Gain on sale of asset	—	—	21	—	21
Other (expense)/income, net	(75)	(255)	(1,214)	—	(1,544)
(Loss)/income before equity in net earnings of affiliated companies	(22,470)	(13,771)	4,285	—	(31,956)
(Loss)/income from subsidiaries	(10,328)	2,826	—	7,502	—
Equity in net (losses)/earnings of affiliated companies	(4,460)	601	84	—	(3,775)
(Loss)/income before taxes	(37,258)	(10,344)	4,369	7,502	(35,731)
Income tax (expense)/benefit	—	(68)	144	—	76
Net (loss)/income	(37,258)	(10,412)	4,513	7,502	(35,655)
Less: Net income attributable to the noncontrolling interest	—	—	(1,603)	—	(1,603)
Net (loss)/income attributable to Navios Holdings common stockholders	$(37,258)	$(10,412)	$2,910	$7,502	$(37,258)
Other Comprehensive( loss)/ income
Unrealized holding gain/(loss) on investments in available-for-sale securities	$—	$—	$—	$—	$—
Reclassification to earnings	—	—	—	—	—
Total other comprehensive (loss)/income	$—	$—	$—	$—	$—
Total comprehensive (loss)/income	$(37,258)	$(10,412)	$4,513	$7,502	$(35,655)
Comprehensive income attributable to noncontrolling interest	—	—	(1,603)	—	(1,603)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(37,258)	$(10,412)	$2,910	$7,502	$(37,258)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the three months ended June 30, 2016
Revenue	$—	$46,991	$58,742	$—	$105,733
Administrative fee revenue from affiliates	—	5,463	—	—	5,463
Time charter, voyage and logistics business expenses	—	(23,176)	(12,919)	—	(36,095)
Direct vessel expenses	—	(13,302)	(21,383)	—	(34,685)
General and administrative expenses incurred on behalf of affiliates	—	(5,463)	—	—	(5,463)
General and administrative expenses	(1,777)	(1,077)	(3,538)	—	(6,392)
Depreciation and amortization	(701)	(20,044)	(6,387)	—	(27,132)
Interest expense and finance cost, net	(19,170)	(1,699)	(5,829)	—	(26,698)
Other income/(expense), net	12	(524)	(2,018)	—	(2,530)
(Loss)/income before equity in net earnings of affiliated companies	(21,636)	(12,831)	6,668	—	(27,799)
(Loss)/income from subsidiaries	(7,695)	4,701	—	2,994	—
Equity in net earnings of affiliated companies	2,917	843	(336)	—	3,424
(Loss)/income before taxes	(26,414)	(7,287)	6,332	2,994	(24,375)
Income tax (expense)/benefit	—	(73)	694	—	621
Net (loss)/income	(26,414)	(7,360)	7,026	2,994	(23,754)
Less: Net income attributable to the noncontrolling interest	—	—	(2,662)	—	(2,662)
Net (loss)/income attributable to Navios Holdings common stockholders	$(26,414)	$(7,360)	$4,364	$2,994	$(26,416)
Other Comprehensive income/( loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	$495	$495	$—	$(495)	$495
Reclassification to earnings	345	345	—	(345)	345
Total other comprehensive income/(loss)	$840	$840	$—	$(840)	$840
Total comprehensive (loss)/income	$(25,574)	$(6,520)	$7,026	$2,154	$(22,914)
Comprehensive income attributable to noncontrolling interest	—	—	(2,662)	—	(2,662)
Total comprehensive (loss)/ income attributable to Navios Holdings common stockholders	$(25,574)	$(6,520)	$4,364	$2,154	$(25,576)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the six months ended June 30, 2017
Revenue	$—	$110,783	$103,181	$—	$213,964
Administrative fee revenue from affiliates	—	10,658	—	—	10,658
Time charter, voyage and logistics business expenses	—	(72,756)	(32,048)	—	(104,804)
Direct vessel expenses	—	(25,215)	(36,612)	—	(61,827)
General and administrative expenses incurred on behalf of affiliates	—	(10,658)	—	—	(10,658)
General and administrative expenses	(3,597)	(1,257)	(7,638)	—	(12,492)
Depreciation and amortization	(1,394)	(37,851)	(12,469)	—	(51,714)
Interest expense and finance cost, net	(39,812)	(3,100)	(12,075)	—	(54,987)
Gain on debt extinguishment	—	1,715	—	—	1,715
Vessel impairment loss	—	(14,239)	—	—	(14,239)
Gain on sale of asset	—	—	1,051	—	1,051
Other (expense)\income, net	(499)	(834)	(2,596)	—	(3,929)
(Loss)/income before equity in net earnings of affiliated companies	(45,302)	(42,754)	794	—	(87,262)
(Loss)/income from subsidiaries	(40,609)	907	—	39,702	—
Equity in net (losses)/earnings of affiliated companies	(66)	1,402	(29)	—	1,307
(Loss)/income before taxes	(85,977)	(40,445)	765	39,702	(85,955)
Income tax (expense)/benefit	—	(135)	628	—	493
Net (loss)/income	(85,977)	(40,580)	1,393	39,702	(85,462)
Less: Net income attributable to the noncontrolling interest	—	—	(515)	—	(515)
Net (loss)/income attributable to Navios Holdings common stockholders	$(85,977)	$(40,580)	$878	$39,702	$(85,977)
Other Comprehensive( loss)/ income
Unrealized holding gain/(loss) on investments in available-for-sale securities	$—	$—	$—	$—	$—
Reclassification to earnings	—	—	—	—	—
Total other comprehensive loss	$—	$—	$—	$—	$—
Total comprehensive (loss)/income	$(85,977)	$(40,580)	$1,393	$39,702	$(85,462)
Comprehensive income attributable to noncontrolling interest	—	—	(515)	—	(515)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(85,977)	$(40,580)	$878	$39,702	$(85,977)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the six months ended June 30, 2016
Revenue	$—	$93,259	$113,961	$—	$207,220
Administrative fee revenue from affiliates	—	10,945	—	—	10,945
Time charter, voyage and logistics business expenses	—	(55,020)	(27,456)	—	(82,476)
Direct vessel expenses	—	(26,677)	(38,082)	—	(64,759)
General and administrative expenses incurred on behalf of affiliates	—	(10,945)	—	—	(10,945)
General and administrative expenses	(3,134)	(2,860)	(6,836)	—	(12,830)
Depreciation and amortization	(1,443)	(32,455)	(13,061)	—	(46,959)
Interest expense and finance cost, net	(38,990)	(3,425)	(12,033)	—	(54,448)
Other (expense)\income, net	60	12,249	(3,175)	—	9,134
(Loss)/income before equity in net earnings of affiliated companies	(43,507)	(14,929)	13,318	—	(45,118)
(Loss)/income from subsidiaries	(5,389)	8,322	—	(2,933)	—
Equity in net earnings of affiliated companies	15,016	1,691	(331)	—	16,376
(Loss)/income before taxes	(33,880)	(4,916)	12,987	(2,933)	(28,742)
Income tax expense	—	(142)	(282)	—	(424)
Net (loss)/income	(33,880)	(5,058)	12,705	(2,933)	(29,166)
Less: Net income attributable to the noncontrolling interest	—	—	(4,715)	—	(4,715)
Net (loss)/income attributable to Navios Holdings common stockholders	$(33,880)	$(5,058)	$7,990	$(2,933)	$(33,881)
Other Comprehensive( loss)/ income
Unrealized holding gain/(loss) on investments in available-for-sale securities	$100	$100	$—	$(100)	$100
Reclassification to earnings	345	345	—	(345)	345
Total other comprehensive income/(loss)	$445	$445	$—	$(445)	$445
Total comprehensive (loss)/income	$(33,435)	$(4,613)	$12,705	$(3,378)	$(28,721)
Comprehensive income attributable to noncontrolling interest	—	—	(4,715)	—	(4,715)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(33,435)	$(4,613)	$7,990	$(3,378)	$(33,436)

Balance Sheet as of June 30, 2017	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$6,933	$60,375	$62,900	$—	$130,208
Restricted cash	—	4,462	—	—	4,462
Accounts receivable, net	—	32,220	20,391	—	52,611
Intercompany receivables	—	217,438	71,088	(288,526)	—
Due from affiliate companies	1,919	—	—	(1,544)	375
Prepaid expenses and other current assets	—	37,731	14,185	—	51,916
Total current assets	8,852	352,226	168,564	(290,070)	239,572
Vessels, port terminals and other fixed assets, net	—	1,355,708	533,963	—	1,889,671
Deposits for vessel acquisitions	—	—	27,119	—	27,119
Investments in subsidiaries	1,642,742	293,117	—	(1,935,859)	—
Investment in affiliates	164,277	11,443	13,475	—	189,195
Loan receivable from affiliate companies	—	28,727	—	—	28,727
Other long-term assets	—	17,243	21,207	—	38,450
Goodwill and other intangibles	82,539	35,249	165,918	—	283,706
Total non-current assets	1,889,558	1,741,487	761,682	(1,935,859)	2,456,868
Total assets	$1,898,410	$2,093,713	$930,246	$(2,225,929)	$2,696,440
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$2,419	$46,128	$23,078	$—	$71,625
Accrued expenses and other liabilities	31,291	47,096	16,203	—	94,590
Deferred income and cash received in advance	—	7,169	5,208	—	12,377
Intercompany payables	288,526	—	—	(288,526)	—
Due to affiliate company	—	29,001	—	(1,544)	27,457
Current portion of long-term debt	—	20,851	9,496	—	30,347
Total current liabilities	322,236	150,245	53,985	(290,070)	236,396
Senior and ship mortgage notes, net of discount	929,745	—	368,707	—	1,298,452
Long-term debt, net of current portion	—	202,304	62,676	—	264,980
Long term payable to affiliate companies	—	68,491	—	—	68,491
Loan payable to affiliate companies	52,491	—	—	—	52,491
Other long-term liabilities and deferred income	—	43,743	1,462	—	45,205
Deferred tax liability	—	—	10,706	—	10,706
Total non-current liabilities	982,236	314,538	443,551	—	1,740,325
Total liabilities	1,304,472	464,783	497,536	(290,070)	1,976,721
Noncontrolling interest	—	—	125,781	—	125,781
Total Navios Holdings stockholders' equity	593,938	1,628,930	306,929	(1,935,859)	593,938
Total liabilities and stockholders' equity	$1,898,410	$2,093,713	$930,246	$(2,225,929)	$2,696,440

Balance Sheet as of December 31, 2016	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$15,875	$54,935	$65,182	$—	$135,992
Restricted cash	—	2,486	2,900	—	5,386
Accounts receivable, net	—	32,916	32,913	—	65,829
Intercompany receivables	—	117,596	74,218	(191,814)	—
Due from affiliate companies	2,362	6,186	—	—	8,548
Prepaid expenses and other current assets	—	39,778	17,607	—	57,385
Total current assets	18,237	253,897	192,820	(191,814)	273,140
Deposits for vessels, port terminals and other fixed assets	—	—	136,891	—	136,891
Vessels, port terminals and other fixed assets, net	—	1,411,612	409,489	—	1,821,101
Investments in subsidiaries	1,641,863	292,209	—	(1,934,072)	—
Investments in affiliates	137,218	11,978	10,875	—	160,071
Loan receivable from affiliate companies	—	23,008	—	—	23,008
Other long-term receivable from affiliate companies	—	11,105	—	—	11,105
Other long-term assets	—	17,877	22,551	—	40,428
Goodwill and other intangibles	83,933	35,571	167,647	—	287,151
Total non-current assets	1,863,014	1,803,360	747,453	(1,934,072)	2,479,755
Total assets	$1,881,251	$2,057,257	$940,273	$(2,125,886)	$2,752,895

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$892	$54,731	$29,915	$—	$85,538
Accrued expenses and other liabilities	32,025	43,823	15,901	—	91,749
Deferred income and cash received in advance	—	4,666	4,517	—	9,183
Intercompany payables	191,814	—	—	(191,814)	—
Due to affiliate companies	—	32,847	—	—	32,847
Current portion of capital lease obligations	—	—	2,639	—	2,639
Current portion of long-term debt	—	23,476	6,351	—	29,827
Total current liabilities	224,731	159.543	59,323	(191,814)	251,783
Long-term debt, net of current portion	928,357	221,437	421,598	—	1,571,392
Capital lease obligations, net of current portion	—	—	14,978	—	14,978
Long-term payable to affiliate company	—	6,399	—	—	6,399
Loan payable to affiliate company	49,876	—	—		49,876
Other long-term liabilities and deferred income	—	41,857	1,531	—	43,388
Deferred tax liability	—	—	11,526	—	11,526
Total non-current liabilities	978,233	269,693	449,633	—	1,697,559
Total liabilities	1,202,964	429,236	508,956	(191,814)	1,949,342
Noncontrolling interest	—	—	125,266	—	125,266
Total Navios Holdings stockholders' equity	678,287	1,628,021	306,051	(1,934,072)	678,287
Total liabilities and stockholders' equity	$1,881,251	$2,057,257	$940,273	$(2,125,886)	$2,752,895

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2017	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(21,533)	$43,962	$26,674	$—	$49,103
Cash flows from investing activities
Acquisition of investments in affiliates	(5,000)	—	(2,626)	—	(7,626)
Loan to affiliate company	—	(4,461)	—	—	(4,461)
Acquisition of vessels	—	—	—	—
Proceeds from sale of asset	—	5,280	—	—	5,280
Deposits for vessel acquisitions	—	—	(25,972)	—	(25,972)
Lease investment	—	—	100	—	100
Purchase of property, equipment and other fixed assets	—	(100)	(3,099)	—	(3,199)
Net cash (used in)/provided by investing activities	(5,000)	719	(31,597)	—	(35,878)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	18,073	(20,699)	2,626	—	—
Proceeds from transfer of rights to affiliate company	—	4,050	—	—	4,050
Tender offer - Redemption of preferred stock - costs	(482)	—	—	—	(482)
Repayment of long-term debt and payment of principal	—	(35,709)	(2,212)	—	(37,921)
Proceeds from long-term loans, net of deferred finance fees	—	15,093	14,601	—	29,694
Decrease in restricted cash	—	(1,976)	—	—	(1,976)
Payments of obligations under capital leases	—	—	(12,374)	—	(12,374)
Net cash provided by/(used in) financing activities	17,591	(39,241)	2,641	—	(19,009)
(Decrease)/ increase in cash and cash equivalents	(8,942)	5,440	(2,282)	—	(5,784)
Cash and cash equivalents, at beginning of period	15,875	54,935	65,182	—	135,992
Cash and cash equivalents, at end of period	$6,933	$60,375	$62,900	$—	130,208

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2016	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(28,889)	$52,146	$16,880	$—	$40,137
Cash flows from investing activities
Loan to affiliate company	—	(4,275)	—	—	(4,275)
Acquisition of vessels	—	(60,115)	—	—	(60,115)
Deposits for vessel acquisitions	—	—	(44,628)	—	(44,628)
Purchase of property, equipment and other fixed assets	—	(97)	(3,204)	—	(3,301)
Net cash used in investing activities	—	(64,487)	(47,832)	—	(112,319)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	13,426	(13,426)	—	—	—
Repayment of long-term debt and payment of principal	—	(18,081)	(34)	—	(18,115)
Proceeds from long-term loans, net of deferred finance fees	—	39,128	23,880	—	63,008
Dividends paid	(3,681)	—	—	—	(3,681)
Decrease in restricted cash	—	11,000	—	—	11,000
Acquisition of treasury stock	(819)	—	—	—	(819)
Payments of obligations under capital leases	—	—	(2,094)	—	(2,094)
Net cash provided by financing activities	8,926	18,621	21,752	—	49,299
(Decrease)/ increase in cash and cash equivalents	(19,963)	6,280	(9,200)	—	(22,883)
Cash and cash equivalents, at beginning of period	34,152	47,753	81,507	—	163,412
Cash and cash equivalents, at end of period	$14,189	$54,033	$72,307	$—	$140,529